SUPPLEMENT DATED OCTOBER 19, 2006 TO THE
                  FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

                                DATED MAY 1, 2006


    THIS SUPPLEMENT SUPERSEDES THE PRIOR SUPPLEMENT DATED SEPTEMBER 15, 2006.



1. Please note that all references to the First Investors Life Series Growth Fund set forth in the prospectus should reflect that its name has been changed to the First Investors Life Series Growth & Income Fund (the "Fund").

2. The Overview section on page 30 is deleted in its entirety and is replaced with following:

     Objectives:

     The Fund seeks long-term growth of capital and current income.

     Principal Investment Strategies:

     The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend- paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities and corporate bonds. The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets ("foreign securities").

     Principal Risks:

     Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

     o Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

     o If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

     o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets.

     o The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

     o Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

     Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


3. The Fund in Detail section on pages 33 and 34 is deleted in its entirety and is replaced with following:

     Objectives:

     The Fund seeks long-term growth of capital and current income.

     Principal Investment Strategies:

     The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends. When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group (commonly called "investment grade bonds").

     The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-cap companies. While the Fund invests primarily in securities that are traded in the U.S., it may also invest in securities that are traded in foreign markets.

     The Fund generally uses a "bottom-up" approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

     The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions.

     Information on the Fund's recent strategies and holdings can be found in the most recent annual report and information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

     Principal Risks:

     Any investment carries with it some level of risk. Here are the principal risks of investing in the Growth & Income Fund:

     Market Risk:

     Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

     While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

     Small-Cap and Mid-Cap Risk:

     The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

     Interest Rate and Credit Risk:

     The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities. This is known as interest rate risk.

     Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

     Foreign Securities Risk:

     Investments in foreign securities involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

     Other Risks:

     The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

4. The Funds adviser, First Investors Management Company, Inc. ("FIMCO"), has terminated its subadvisory agreement with Wellington Management Company, LLC ("Wellington Management") with respect to the Fund and has assumed responsibility for the day-to-day management of the Fund. Accordingly, all references to Wellington Management's managing the Fund under the Fund Management section on page 76 in the sixth paragraph are deleted and all references regarding Wellington Management's Portfolio Managers who formerly managed the Fund in the first and second paragraphs on page 77 are also deleted.

5. In the Fund Management section on page 76 the following is added after the fifth paragraph.

     Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund. Mr. Miska also serves as a Portfolio Manager or Co-Portfolio Manager on other First Investors Funds. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp. Mr. Miska held various positions at Evergreen Investment Management Corp. from 1986 to 2001.


     LSP1006

                    SUPPLEMENT DATED OCTOBER 19, 2006 TO THE
                        FIRST INVESTORS LIFE SERIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                 BLUE CHIP FUND
                              CASH MANAGEMENT FUND
                                 DISCOVERY FUND
                               FOCUSED EQUITY FUND
                                 GOVERNMENT FUND
                              GROWTH & INCOME FUND
                                 HIGH YIELD FUND
                               INTERNATIONAL FUND
                              INVESTMENT GRADE FUND
                            TARGET MATURITY 2007 FUND
                            TARGET MATURITY 2010 FUND
                            TARGET MATURITY 2015 FUND
                                   VALUE FUND


                                DATED MAY 1, 2006
                        SUPPLEMENTED AS OF JUNE 27, 2006




Please note that all references to the First Investors Life Series Growth Fund set forth in the Statement of Additional Information ("SAI") should reflect that its name has been changed to the First Investors Life Series Growth & Income Fund (the "Fund").

The Fund's adviser, First Investors Management Company, Inc. ("FIMCO") has terminated its subadvisory agreement with Wellington Management Company, LLC ("Wellington Management") with respect to the Fund and has assumed responsibility for the day-to-day management of the Fund. Accordingly, all references to Wellington Management managing the Fund are deleted.

The following additional changes are made to this SAI:

1. In the "History and Classification of the Funds" section on page I-3 the following is added at the end of the first paragraph:

          "Prior to October 18, 2006, the Growth & Income Fund was known as the Growth Fund.

2. Wellington Management's subadviser fee schedule with respect to the Fund on page I-10 is deleted.

3. The information regarding Wellington Management's portfolio managers with respect to the Fund in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2005" on page I-13 is deleted. Information on FIMCO's portfolio managers on page I-12 with respect to the Fund is added as follows:


A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED DECEMBER 31, 2005(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF        TOTAL ASSETS IN THE
                                                                  NUMBER    TOTAL ASSETS     ACCOUNTS WHICH        ACCOUNTS WHICH
NAME OF PORTFOLIO MANAGER AND   OTHER ACCOUNTS MANAGED           OF OTHER     OF OTHER      ADVISORY FEE IS    ADVISORY FEE IS BASED
 FUND(S) COVERED BY THIS SAI                                     ACCOUNTS     ACCOUNTS      BASED ON ACCOUNT       ON ACCOUNT
                                                                            (in millions)     PERFORMANCE          PERFORMANCE
                                                                                                                  (in millions)

------------------------------------------------------------------------------------------------------------------------------------
FIMCO's PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
Edwin D. Miska:                 Other Registered Investment        2            $1,131.2          None                 $0
                                Companies
                                ----------------------------------------------------------------------------------------------------
                                Other Pooled Investment Vehicles   1            $20.4             None                 $0
Life Series Growth & Income     ----------------------------------------------------------------------------------------------------
                                Other Accounts                     1            $51.8             None                 $0
------------------------------------------------------------------------------------------------------------------------------------

(1)  Information for Edwin D. Miska is as of October 18, 2006.



4. Information in the "Benchmark Index and/or Peer Group" chart with respect to the Fund in the section "Wellington Management's Portfolio Managers" under the heading "C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2005" on page I-18 is deleted. The following information is added to the "Benchmark Index and/or Peer Group" chart on page I-16 regarding "FIMCO's Portfolio Managers".


C. STRUCTURE OF PORTFOLIO MANAGERS COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2005

--------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
--------------------------------------------------------------------------------
FUND                                   BENCHMARK INDEX AND/OR PEER GROUP
--------------------------------------------------------------------------------
Life Series Growth & Income            Multi-Cap Core Funds
--------------------------------------------------------------------------------



5. Information regarding Wellington Management's portfolio managers with respect to the Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2005 on page I-19 is deleted. Information regarding FIMCO's portfolio managers with respect to the Fund on pages I- 18 and I-19 is added as follows:



D.   PORTFOLIO MANAGER FUND OWNERSHIP FOR FISCAL YEAR ENDED DECEMBER 31, 2005(2)

----------------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
----------------------------------------------------------------------------------------------------
NAME                  FUND                                 DOLLAR RANGE OF FUND OWNERSHIP (DOLLARS)
----------------------------------------------------------------------------------------------------
Edwin D. Miska        Life Series Growth & Income                           None
----------------------------------------------------------------------------------------------------
(2)  Information for Edwin D. Miska is as of October 18, 2006.

6.   Under Appendix "A" for the Fund, page I-A-6 is replaced with the following:

          INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

                                                              x Fund uses or currently      - Fund does not currently
Life Series Growth & Income Fund                                anticipates using             anticipate using
----------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                               x
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS        x
     CORPORATE BONDS AND NOTES                                x
     CONVERTIBLE DEBT SECURITIES                              x
     HIGH YIELD SECURITIES                                    x
     MORTGAGE-BACKED SECURITIES                               -
     OTHER ASSET-BACKED SECURITIES                            -
     MUNICIPAL SECURITIES                                     -
     SYNDICATED BANK LOANS                                    -
     U.S. GOVERNMENT SECURITIES                               x
     VARIABLE AND FLOATING RATE SECURITIES                    -
     ZERO COUPON AND PAY-IN-KIND BONDS                        -
EQUITY SECURITIES                                             x
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS            x
     SHARES OF OTHER INVESTMENT COMPANIES                     x
     SHARES OF EXCHANGE TRADED FUNDSX                         x
     REAL ESTATE INVESTMENT TRUSTS                            x
FOREIGN SECURITIES EXPOSURE                                   x
     DEPOSITORY RECEIPTS                                      x
     FOREIGN SECURITIES TRADED IN THE U.S.                    x
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS             x
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS            -
DERIVATIVES                                                   -
     CREDIT-LINKED SECURITIES                                 -
     INVERSE FLOATERS                                         -
     INTEREST RATE SWAPS                                      -
RESTRICTED AND ILLIQUID SECURITIES                            x
WHEN-ISSUED SECURITIES                                        x
STAND-BY COMMITMENTS                                          -
OPTIONS                                                       -
FUTURES                                                       -
REPURCHASE AGREEMENTS                                         -
TEMPORARY BORROWING                                           x
TEMPORARY DEFENSIVE INVESTMENTS                               x



LSSAI1006